Deferred Revenue - Deferred Revenue Disclosure (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Deferred revenue - beginning of year	¥ 308,384	¥ 85,498	¥ 85,498	¥ 2,366
Additions	2,570,496	343,192	5,297,728	1,865,564	¥ 4,211
Recognition	(2,545,404)	(331,130)	(5,074,842)	(1,782,432)	(1,845)
Deferred revenue - end of year	¥ 333,476	¥ 97,560	¥ 308,384	¥ 85,498	¥ 2,366